Restructuring and other non-recurring items	6 Months Ended
Jun. 30, 2012
Restructuring and other non-recurring items
4. Restructuring and other non-recurring items
Restructuring and other non-recurring items recognized during the three and six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$4,525	$-	$4,525	$5,002
Other non-recurring items	1,111	-	1,111	-
Total	$5,636	$-	$5,636	$5,002

Restructuring Charges

During the three months ended June 30, 2012 the Company completed a review of its operations to improve resource utilization throughout the business. This review resulted in the adoption of a restructuring plan, to include resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. A restructuring charge of $4.6 million was recognized during the three months ended June 30, 2012; $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs.

Details of the movement in the Restructuring Plan recognized during the three months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,394	$1,250	$4,644
Cash payments	(2,719)	(313)	(3,032)
Foreign exchange movement	(4)	-	(4)
Provision at June 30, 2012	$671	$937	$1,608

Prior Period Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 2011 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 2011 Plan related to the clinical research segment, while $1.5 million related to the central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 2011 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 2011 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the six months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,086)	(3,209)
Amounts released	(24)	(95)	(119)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(19)	20	1
Provision at June 30, 2012	$68	$216	$284

Other Charges

On September 30, 2011 Mr. Peter Gray, Vice-Chairman of the Board, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party.  On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company has recognised a share-based compensation charge of $620,000 in respect of these options during the three months ended June 30, 2012.